UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 10th Floor

         Chicago, IL  60601

13F File Number:  28-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Principal Accounting Officer
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     November 10, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     1117116


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


01   28-00121                      Trinity Universal Insurance Company
02   28-00117                      United Insurance Company of America

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106     8482   222000 SH        DEFINED 02            222000        0        0
ALLEGHENY ENERGY INC           COM              017361106     6801   178000 SH        DEFINED 01            178000        0        0
ALLEGHENY ENERGY INC           COM              017361106     1681    44000 SH        DEFINED                44000        0        0
ASSOCIATES FIRST CAP CORP      CL A             046008108      598    15724 SH        DEFINED                15724        0        0
ASSOCIATES FIRST CAP CORP      CL A             046008108     3177    83604 SH        DEFINED 02             83604        0        0
ASSOCIATES FIRST CAP CORP      CL A             046008108      518    13628 SH        DEFINED 01             13628        0        0
AT & T CORP                    COM              001957109      723    24608 SH        DEFINED                24608        0        0
BAKER HUGHES INC.              COM              057224107   174365  4696700 SH        DEFINED 01           4696700        0        0
BARCLAYS BK PLC 8.00%          AM DEP NT RCPT   06738C836     3846   159000 SH        DEFINED 02            159000        0        0
CURTISS WRIGHT CORP            COM              231561101   206795  4382400 SH        SOLE                 4382400        0        0
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      211    13978 SH        DEFINED                13978        0        0
ENRON CORP                     COM              293561106    31761   362400 SH        DEFINED 02            362400        0        0
FORD MOTOR COMPANY             COM              345370100     1159    45452 SH        DEFINED 01             45452        0        0
FORD MOTOR COMPANY             COM              345370100     1337    52445 SH        DEFINED                52445        0        0
FORD MOTOR COMPANY             COM              345370100     7110   278833 SH        DEFINED 02            278833        0        0
GENERAL ELEC CO                COM              369604103     2775    48000 SH        DEFINED                48000        0        0
GENERAL MTRS CORP              COM              370442105     1300    20000 SH        DEFINED                20000        0        0
GOLDMAN SACHS                  COM              38141G104      570     5000 SH        SOLE                    5000        0        0
HARTFORD FINANCIAL SVC GRP     COM              416515104    35432   486200 SH        DEFINED 02            486200        0        0
ITT INDS INC IND               COM              450911102     7886   243100 SH        DEFINED 02            243100        0        0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104     2102   160183 SH        DEFINED               160183        0        0
LITTON INDS INC                COM              538021106   225792  5052686 SH        DEFINED 01           5052686        0        0
LITTON INDS INC                COM              538021106   243591  5450988 SH        DEFINED 02           5450988        0        0
LITTON INDS INC                COM              538021106    81684  1827893 SH        SOLE                 1827893        0        0
LITTON INDS INC                COM              538021106    14577   326197 SH        DEFINED               326197        0        0
LUCENT TECH INC                COM              549463107      649    21264 SH        DEFINED                21264        0        0
MISSISSIPPI VY BANCSHARES      COM              605720101      945    36592 SH        DEFINED                36592        0        0
SOUTHERN CO                    COM              842587107      649    20000 SH        DEFINED                20000        0        0
TENFOLD CORPORATION            COM              88033A103      444   100000 SH        DEFINED               100000        0        0
UNOVA INC                      COM              91529B106     5888  1495327 SH        DEFINED              1495327        0        0
UNOVA INC                      COM              91529B106    21463  5450988 SH        DEFINED 02           5450988        0        0
UNOVA INC                      COM              91529B106    22489  5711449 SH        DEFINED 01           5711449        0        0
VISTEON CORP.                  COM              92839U107      316    20883 SH        DEFINED 02             20883        0        0